EMPLOYEE BENEFITS (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Retirement Benefits [Abstract]
Description of matching contribution		The Company makes safe harbor matching contributions in an amount equal to 100% of the employee’s contribution not to exceed 3% of employee’s compensation plus 50% of employee’s pay contributed between 3% and 5% of employee’s compensation.
Matching expense	$ 64,881	$ 121,834